Financial Risk Management - Summary of Contractual Undiscounted Cash Flows of Financial Liabilities (Detail) - Finance Lease [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	¥ 103,097	¥ 92,840
Derivative financial instruments	46	142
Lease liabilities	110,796	111,012
Trade, bills and other payables	15,939	19,010
Total	229,878	223,004
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	46,633	58,989
Derivative financial instruments	1	3
Lease liabilities	19,025	17,443
Trade, bills and other payables	15,939	19,010
Total	81,598	95,445
1 to 2 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	15,668	6,946
Derivative financial instruments	0	7
Lease liabilities	17,320	16,009
Trade, bills and other payables	0
Total	32,988	22,962
2 to 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	18,490	19,126
Derivative financial instruments	45	132
Lease liabilities	43,259	40,241
Trade, bills and other payables	0
Total	61,794	59,499
Over 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	22,306	7,779
Derivative financial instruments	0
Lease liabilities	31,192	37,319
Trade, bills and other payables	0
Total	¥ 53,498	¥ 45,098